Recently Issued Accounting Standards	12 Months Ended
Jul. 31, 2011
Recently Issued Accounting Standards
Recently Issued Accounting Standards

Note 2. Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued an amendment to revise fair value measurements and disclosures. This standard provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. The guidance is effective for the Company beginning in the fourth quarter of fiscal 2012. The adoption of this standard will require expanded disclosures in the notes to the Company's consolidated financial statements but will not impact its financial results.

In June 2011, the FASB amended its guidance on the presentation of comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. This new accounting pronouncement is effective for the Company beginning in the first quarter of fiscal 2013. The adoption of this standard will not impact the Company's financial results. The Company is assessing the potential impact of this new standard on the disclosure in the Company's future financial statements.

In September 2011, the FASB issued an Accounting Standards Update that permits companies to assess qualitative factors to determine if it is more likely than not that goodwill is impaired before performing the two-step goodwill impairment test required under current accounting standards. The guidance is effective for the Company beginning in fiscal 2013, with early adoption permitted. The adoption of this standard will not impact the Company's financial results.

In September 2011, FASB issued an Accounting Standards Update which will require additional qualitative and quantitative disclosures for multiemployer pension plans, including the plan's funded status if it is readily available. This new accounting pronouncement is effective for the Company beginning in the fourth quarter of fiscal 2012. The adoption of this standard will require expanded disclosures in the notes to the Company's consolidated financial statements but will not impact its financial results.